Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 144,759	$ 186,781
Purchase price allocation adjustment	15,158	12,247
Property and equipment, tax inflation	36,690	31,080
Other accrued payroll and other liabilities	33,065	29,622
Share-based compensation	2,062	1,719
Provision for contingencies, bad debts and obsolescence	2,534	4,621
Other deferred tax assets	56,927	75,121
Other deferred tax liabilities	(32,280)	(47,593)
Property and equipment - difference in depreciation rates	(418)	(7,902)
Valuation allowance	(194,426)	(235,196)
Net deferred tax asset	64,071	50,500
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		656,119
Brazil
Operating Loss Carryforwards [Line Items]
Difference in depreciation of leases		51,772
Brazil, Mexico, and Colombia
Operating Loss Carryforwards [Line Items]
Provision for regular expenses	10,376	10,098
Puerto Rico
Operating Loss Carryforwards [Line Items]
Bad debt expense	30,524
Argentina and Brazil
Operating Loss Carryforwards [Line Items]
Foreign currency translation adjustment	$ 4,218
Expire Between 2021 and 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		145,127
Expiring After 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		317,650
Do Not Expire
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 193,342